GEOGRAPHICAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total revenue	$ 167,259	$ 177,283
UNITED STATES
Total revenue	65,778	50,298
Other North America And Canada [Member]
Total revenue	7,135	920
North America [Member]
Total revenue	72,913	51,218
INDIA
Total revenue	27,883	38,822
JAPAN
Total revenue	43,904	61,757
Other Asia [Member]
Total revenue	1,450	3,841
Asia [Member]
Total revenue	73,237	104,420
Europe [Member]
Total revenue	11,650	5,749
Africa [Member]
Total revenue	6,370	8,607
Latin America [Member]
Total revenue	$ 3,089	$ 7,289